Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following table details the significant components of revenues and loss from discontinued operations, net of income taxes.

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
Revenues from casino operations	$228	$2,001
Revenues from non-gaming products	—	2,043
Total revenues from discontinued operations	$228	4,044
Pre-tax loss from casino operations	$(395)	$(765)
Pre-tax loss from non-gaming products	—	(2,109)
Benefit for income taxes related to discontinued operations	—	28
Loss from discontinued operations	$(395)	$(2,846)
The following table details selected financial information for the discontinued operations in the consolidated statements of comprehensive income.

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	Unaudited	Unaudited
Loss from operations	$(402)	$(561)
Loss on disposal	—	(2,442)
Other(1)	7	129
Income tax benefit(2)	—	28
Loss from discontinued operations, net of tax	$(395)	$(2,846)

(1)	Other represented foreign currency exchange differentials from Dreamworld Casino (Pailin) discontinued operations and recognized government grant income from Dolphin Australia discontinued operations.
(2)	Income tax benefit represented a reversal of previously recognized uncertain tax benefits from Dolphin Australia discontinued operations.

The following table details the significant components of revenues and loss from discontinued operations, net of income taxes.
	December 31,
(amounts in thousands)	2013	2012
Revenues from casino operations	$2,738	$1,808
Revenues from non-gaming products	2,043	5,975
Total revenues from discontinued operations	4,781	7,783
Pre-tax loss from casino operations	(3,819)	(1,325)
Pre-tax (loss)/income from non-gaming products	(2,163)	263
Benefit for income taxes related to discontinued operations	28	—
Loss from discontinued operations, net of tax	$(5,954)	$(1,062)

The following table details selected financial information for the discontinued operations in the consolidated statements of comprehensive income.

	December 31,
(amounts in thousands)	2013	2012
Loss from operations	$(3,594)	$(1,366)
Loss on disposal	(2,442)	—
Other income(1)	146	288
Other expense(2)	(92)	16
Income tax benefit(3)	28	—
Loss from discontinued operations, net of tax	$(5,954)	$(1,062)

(1)	Other income represented recognized government grant income from discontinued operations.
(2)	Other expense represented a foreign currency exchange (losses)/gains from discontinued operations.
(3)	Income tax benefit represented a reversal of previously recognized uncertain tax benefits.